Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Adjusted	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Deficit Adjusted	Redeemable Convertible Preferred Stock Preferred Stock [Member]	Redeemable Convertible Preferred Stock Preferred Stock [Member] Adjusted
Balance at Dec. 31, 2019	$ (316,268)	$ (316,268)	$ 1	$ 0	$ (316,269)	$ (316,268)	$ 183,513	$ 183,513
Balance (in Shares) at Dec. 31, 2019			870,263				36,756,498	36,756,498
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Shares)			(870,263)
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Value)			$ (1)		1
Accretion of redeemable convertible preferred stock to redemption value	(14,682)			(825)	(13,857)		$ 14,682
Stock-based compensation	825			825
Net income (loss)	4,345				4,345
Balance at Dec. 31, 2020	(325,780)				(325,780)		$ 198,195
Balance (in Shares) at Dec. 31, 2020							36,756,498
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock	3,360						$ 3,360
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock,(Shares)							747,451
Accretion of Legacy Clarus Series D redeemable convertible preferred stock to redemption value	(7,737)			(7,737)			$ 7,737
Recapitalization on September 9, 2021 , (Shares)			17,886,348				(37,503,949)
Recapitalization on September 9, 2021 , (Value)	326,736			281,993	44,742		$ (209,292)
Proceeds from Blue Water Acquisition Corp. in Business Combination (in Shares)			3,839,469
Proceeds from Blue Water Acquisition Corp. in Business Combination	17,009			17,008
Issuance of shares in connection with the Private Placement Equity Offering	13,801			13,801
Issuance of shares in connection with the Private Placement Equity Offering (Shares)			2,300,000
Stock-based compensation	668			668
Net income (loss)	(40,617)				(40,617)
Balance at Dec. 31, 2021	$ (15,919)		$ 2	$ 305,734	$ (321,655)
Balance (in Shares) at Dec. 31, 2021			24,025,817